Share Capital & Share Premium (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital Share Premium [Abstract]
Schedule of share capital share premium
Authorized	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Share Capital
As at 31 December 2021	88,035,353	8,804
As at 30 June 2022	88,035,353	8,804

Authorized	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Share Capital	No. of Shares	USD
As at 31 December 2021	88,035,353	8,804
As at 31 December 2022	88,035,353	8,804

	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000
Share Capital
As at January 01, 2020	88,035,253	8,804
Conversion of 100 warrants into ordinary shares at 1 for 1	100	0.01
As at 31 December 2020	88,035,353	8,804
As at 31 December 2021	88,035,353	8,804

	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (Note 1)
Cash election	80,000,000	8,000
Changes in share capital due to business combination (Note 31)	(1,281,695)	(128)
As at December 31, 2019	9,316,948	932
	88,035,253	8,804
Changes in share capital due to reverse acquisition transaction
	(30,000)	(3)
Conversion of 100 warrants into ordinary shares at 1 for 1
As at 31 December 2020	100	0.01
	88,035,353	8,804

Authorized	No. of Shares	USD

Ordinary shares	450,000,000	450,000,000

Share Capital

Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (Note 1)	80,000,000	8,000
Cash election	(1,281,695)	(128)
Changes in share capital due to business combination (Note 30)	9,316,948	932
As at December 31, 2019	88,035,253	8,804

Schedule of escrow period represents the period commencing
Share Premium

As at January 01	101,777,058	101,777,058
As at June 30 / December 31	101,777,058	101,777,058

(Figures in USD)	2022	2021

Share Premium
As at January 01	101,777,058	101,777,058
As at December 31	101,777,058	101,777,058

As at January 01	101,777,058	101,775,834
Conversion of 100 warrants in ordinary shares at 1 for 1	Nil	1,224
As at December 31	101,777,058	101,777,058

	2020	2019
Share Premium	(Re-stated)	(Re-stated)

As at January 01	101,775,834	1,353,285
Conversion of 100 warrants in ordinary shares at 1 for 1	1,224	Nil
Ordinary shares issued on merger with Twelve Seas	Nil	114,022,421
Cash election	Nil	(13,599,872)
As at December 31	101,777,058	101,775,834

Share Premium

As at January 01	1,353,285	Nil
Reverse acquisition adjustment	Nil	1,353,285
Ordinary shares issued on merger with Twelve Seas	114,022,421	Nil
Cash election	(13,599,872)	Nil
As at December 31	101,775,834	1,353,285

Schedule of share capital share
100 ordinary shares of USD 13,612.85 each	1,361,285	1,361,285
	1,361,285	1,361,285